Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation	Basis of Presentation The accompanying financial statements of the Plan have been prepared on an accrual basis of accounting.
Investment and Notes Receivable Valuation and Income Recognition	Investment and Notes Receivable Valuation and Income Recognition
Quoted market prices, if available, are used to value the investments included in the ONEOK 401(k) Plan Trust (the Trust) for the years ended December 31, 2025 and 2024. The Plan also utilizes net asset value (NAV) per share (or its equivalent) to classify fair value amounts recognized or disclosed in our financial statements based on the observability of inputs used to estimate such fair value. The units of the collective investment trusts that are not exchange-traded or quoted in an active market are valued at fair value using the NAV practical expedient. The NAV is based on the fair value of the underlying assets. Notes receivable from participants are stated at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes receivable from participants are recorded as a distribution based upon the terms of the Plan document.
Purchases and sales of investments are recorded on a trade-date basis. Dividend income is recorded as of the ex-dividend date and is allocated to participants’ accounts on the date of payment. Net appreciation (depreciation) in the fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year. This activity is reflected in investment income on the accompanying Statement of Changes in Net Assets Available for Benefits.

The Plan provides for investments in various investment securities that, in general, are exposed to risks, such as interest rate, credit and overall price and market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the value of investment securities held in participants’ accounts will occur in the near term and that such changes could materially affect the amounts reported in the Statements of Net Assets Available for Benefits.

Administrative Costs	Administrative CostsAll costs and expenses for administering the Plan, including expenses of the Plan Administrator and fees and expenses of the Plan Trustee, excluding costs paid by the participant, which include loan origination and maintenance fees, qualified domestic relations order fees, brokerage commissions, investment fund expense ratios, redemption fees and transfer taxes applicable to investment of securities or investments acquired or sold for a participant’s account, are paid by the Company or the Plan as provided by the plan document. For the year ended December 31, 2025, the Company paid all costs and expenses for administering the Plan, excluding costs and expenses paid (directly or indirectly) by Plan participants, and the Company has not sought reimbursement from the Plan.
Payment of Benefits	Payment of Benefits Benefits or withdrawals are recorded when paid.
Income Taxes	Income Taxes
The Plan is intended in all respects to be a qualified plan under the Code. The Plan received a favorable determination letter from the IRS dated October 22, 2013, stating that the Plan document was in compliance with applicable requirements of the Code.
The Plan is amended from time to time to conform to changes in applicable law and to reflect discretionary changes in plan design approved by the ONEOK Benefit Plan Sponsor Committee. The Plan Administrator believes that the Plan and the Trust remain in documentary compliance with the tax qualification requirements of the Code.
Use of Estimates	Use of Estimates
The preparation of these financial statements in conformity with accounting principles generally accepted in the United States of America requires a number of estimates and assumptions by the Plan Administrator relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of additions and deductions during the reporting period. Actual results could differ from those estimates.

Fair Value of Plan Assets	Fair Value of Plan Assets
Fair value is defined as the price that would be received upon sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan utilizes a fair value hierarchy that prioritizes inputs to valuation techniques based on observable and unobservable data and categorizes the inputs into three levels. The levels of the hierarchy are described below.
•Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;
•Level 2 - Significant observable pricing inputs other than quoted prices included within Level 1 that are, either directly or indirectly, observable as of the reporting date. Essentially, this represents inputs that are derived principally from or corroborated by observable market data; and
•Level 3 - May include one or more unobservable inputs that are significant in establishing a fair value estimate. These unobservable inputs are developed based on the best information available and may include our own internal data.

Recently Issued Accounting Standards Update	Recently Issued Accounting Standards UpdateChanges to generally accepted accounting principles are established by the Financial Accounting Standards Board (FASB) in the form of Accounting Standards Updates (ASU) to the FASB Accounting Standards Codification. The Plan considers the applicability and impact of all ASUs. There were no recently issued ASUs adopted by the Plan for the year ended December 31, 2025.